Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Operating revenue	$ 182,180	$ 140,548	$ 110,523
Costs of goods sold	(92,691)	(82,285)	(69,366)
Gross profit	89,489	58,263	41,157
Operating expenses
Selling, general and administrative expenses	(73,092)	(41,195)	(34,302)
Net gain (loss) on derivatives	68	(476)	(503)
Depreciation	(4,391)	(2,339)	(1,741)
Impairment loss of long-lived assets	(2,437)	(25)	(137)
Operating income	9,637	14,253	4,611
Interest income	354	69	147
Change in fair value of warrants and options liabilities	1,923
Exchange gain	1,432	643
(Loss) gain on sales of available-for-sale and held for sale securities	(250)	258
Gain on disposal of property held for lease		1,635
Interest expenses	(1,600)	(978)	(842)
Income before income taxes and noncontrolling interests	11,496	15,880	3,916
Income taxes expense	(1,379)	(2,877)	(231)
Net income	10,117	13,003	3,685
Net (income) loss attributable to noncontrolling interests	(16)	(9)	4
Net income attributable to LJ International Inc.	10,101	12,994	3,689
Deemed dividend to redeemable convertible preferred shares of a subsidiary	(6,428)
Net income attributable to common shareholders of LJ International Inc.	$ 3,673	$ 12,994	$ 3,689
Earnings per share:
Basic	$ 0.07	$ 0.51	$ 0.16
Diluted	$ 0.07	$ 0.49	$ 0.15